Schedule of Investments (unaudited) April 30, 2021	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)	593	$18,828

Airlines — 0.1%
Alaska Air Group Inc.(a)	286	19,774
JetBlue Airways Corp.(a)	759	15,453

		35,227

Apparel — 7.0%
Capri Holdings Ltd.(a)	724	39,878
Carter’s Inc.	385	41,884
Columbia Sportswear Co.	198	21,584
Crocs Inc.(a)	374	37,445
Deckers Outdoor Corp.(a)	177	59,861
Hanesbrands Inc.	2,024	42,626
Levi Strauss & Co., Class A	362	10,447
Nike Inc., Class B	6,691	887,361
Oxford Industries Inc.	132	12,042
PVH Corp.	469	53,081
Ralph Lauren Corp.	331	44,119
Skechers U.S.A. Inc., Class A(a)	924	44,805
Steven Madden Ltd.	614	24,971
Tapestry Inc.	2,035	97,375
Under Armour Inc., Class A(a)	1,111	27,008
Under Armour Inc., Class C, NVS(a)	1,133	22,558
Urban Outfitters Inc.(a)	550	19,745
VF Corp.	2,305	202,056
Wolverine World Wide Inc.	341	14,227

		1,703,073

Beverages — 0.1%
Constellation Brands Inc., Class A	74	17,784

Building Materials — 0.1%
American Woodmark Corp.(a)	44	4,376
Masco Corp.	450	28,746

		33,122

Chemicals — 0.1%
Valvoline Inc.	462	14,507

Commercial Services — 1.4%
Bright Horizons Family Solutions Inc.(a)	55	7,966
Cintas Corp.	198	68,338
Euronet Worldwide Inc.(a)	110	15,777
Grand Canyon Education Inc.(a)	99	10,721
H&R Block Inc.	616	13,712
ManpowerGroup Inc.	165	19,947
Monro Inc.	187	13,200
PayPal Holdings Inc.(a)	348	91,277
Rent-A-Center Inc./TX	318	18,301
Rollins Inc.	495	18,454
Square Inc., Class A(a)	125	30,602
Terminix Global Holdings Inc.(a)	374	19,033
WW International Inc.(a)(b)	99	2,746

		330,074

Computers — 4.8%
Apple Inc.	8,879	1,167,233

Cosmetics & Personal Care — 4.1%
Colgate-Palmolive Co.	115	9,280
Coty Inc., Class A(a)	359	3,594
Estee Lauder Companies Inc. (The), Class A	982	308,152

Security	Shares	Value

Cosmetics & Personal Care (continued)
Inter Parfums Inc.	86	$6,330
Procter & Gamble Co. (The)	5,010	668,434

		995,790

Distribution & Wholesale — 0.8%
Core-Mark Holding Co. Inc.	163	6,937
Fastenal Co.	1,026	53,639
G-III Apparel Group Ltd.(a)	319	10,365
LKQ Corp.(a)	299	13,966
Pool Corp.	104	43,942
SiteOne Landscape Supply Inc.(a)	99	17,759
WW Grainger Inc.	132	57,227

		203,835

Diversified Financial Services — 0.8%
LendingTree Inc.(a)	11	2,272
Mastercard Inc., Class A	186	71,063
PROG Holdings Inc.	368	18,746
Visa Inc., Class A	413	96,460

		188,541

Entertainment — 1.1%
Caesars Entertainment Inc.(a)	544	53,225
Churchill Downs Inc.	109	23,053
Cinemark Holdings Inc.	352	7,462
Live Nation Entertainment Inc.(a)	495	40,531
Madison Square Garden Sports Corp.(a)	55	10,166
Marriott Vacations Worldwide Corp.(a)	98	17,408
Penn National Gaming Inc.(a)	366	32,618
Red Rock Resorts Inc., Class A	319	11,685
Scientific Games Corp./DE, Class A(a)	121	7,081
Six Flags Entertainment Corp.	187	8,785
Vail Resorts Inc.	143	46,498

		258,512

Food — 1.5%
Beyond Meat Inc.(a)(b)	91	11,983
Flowers Foods Inc.	495	11,860
Grocery Outlet Holding Corp.(a)	618	24,961
Kroger Co. (The)	4,863	177,694
Performance Food Group Co.(a)	352	20,663
Sprouts Farmers Market Inc.(a)	693	17,748
Sysco Corp.	769	65,157
U.S. Foods Holding Corp.(a)	594	24,627

		354,693

Food Service — 0.1%
Aramark	880	34,206

Holding Companies - Diversified — 0.0%
Cannae Holdings Inc.(a)	165	6,551

Home Builders — 0.1%
Taylor Morrison Home Corp.(a)	220	6,866
Toll Brothers Inc.	286	17,932

		24,798

Home Furnishings — 0.2%
Sleep Number Corp.(a)	130	14,545
Tempur Sealy International Inc.	748	28,529

		43,074

Household Products & Wares — 0.2%
Helen of Troy Ltd.(a)	56	11,828
Kimberly-Clark Corp.	286	38,129

		49,957

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Housewares — 0.2%
Newell Brands Inc.	1,043	$28,119
Scotts Miracle-Gro Co. (The)	88	20,342
Tupperware Brands Corp.(a)	121	2,949

		51,410

Internet — 21.8%
Amazon.com Inc.(a)	1,217	4,219,850
Booking Holdings Inc.(a)	111	273,735
Cars.com Inc.(a)	165	2,180
Chewy Inc., Class A(a)(b)	250	19,930
eBay Inc.	1,354	75,540
Etsy Inc.(a)	319	63,414
Expedia Group Inc.	200	35,246
Groupon Inc.(a)	66	3,342
Grubhub Inc.(a)	242	16,466
Match Group Inc.(a)	104	16,185
MercadoLibre Inc.(a)	133	208,940
Overstock.com Inc.(a)	138	11,247
Pinterest Inc., Class A(a)	1,625	107,851
Stitch Fix Inc., Class A(a)	152	6,585
Uber Technologies Inc.(a)	2,516	137,801
Wayfair Inc., Class A(a)	342	101,085

		5,299,397

Leisure Time — 1.0%
Carnival Corp.(a)	2,877	80,441
Norwegian Cruise Line Holdings Ltd.(a)	1,003	31,143
Planet Fitness Inc., Class A(a)	572	48,042
Polaris Inc.	77	10,782
Royal Caribbean Cruises Ltd.	430	37,389
YETI Holdings Inc.(a)(b)	270	23,064

		230,861

Lodging — 2.3%
Boyd Gaming Corp.(a)	229	15,148
Choice Hotels International Inc.	176	20,029
Hilton Grand Vacations Inc.(a)	231	10,294
Hilton Worldwide Holdings Inc.(a)	1,219	156,885
Hyatt Hotels Corp., Class A(a)	176	14,490
Las Vegas Sands Corp.	1,245	76,269
Marriott International Inc./MD, Class A(a)	787	116,885
MGM Resorts International	1,218	49,597
Travel + Leisure Co.	451	29,103
Wyndham Hotels & Resorts Inc.	527	38,529
Wynn Resorts Ltd.(a)	275	35,310

		562,539

Pharmaceuticals — 0.0%
Herbalife Nutrition Ltd.(a)	262	11,992

Real Estate — 0.0%
RE/MAX Holdings Inc., Class A	84	3,085

Real Estate Investment Trusts — 0.2%
Apple Hospitality REIT Inc.	462	7,328
Host Hotels & Resorts Inc.	1,463	26,568
Macerich Co. (The)	299	4,123
Park Hotels & Resorts Inc.	330	7,362
Ruth’s Hospitality Group Inc.	198	5,170
Ryman Hospitality Properties Inc.	88	6,921

		57,472

Retail — 49.9%
Abercrombie & Fitch Co., Class A	571	21,407

Security	Shares	Value

Retail (continued)
Advance Auto Parts Inc.	396	$79,263
American Eagle Outfitters Inc.	1,287	44,492
At Home Group Inc.(a)	320	10,106
AutoNation Inc.(a)	231	23,673
AutoZone Inc.(a)	121	177,159
Bed Bath & Beyond Inc.	943	23,877
Best Buy Co. Inc.	1,167	135,687
Big Lots Inc.	341	23,509
BJ’s Restaurants Inc.(a)	99	6,038
BJ’s Wholesale Club Holdings Inc.(a)	771	34,441
Bloomin’ Brands Inc.(a)	528	16,685
Boot Barn Holdings Inc.(a)	239	16,859
Brinker International Inc.	263	17,655
Buckle Inc. (The)	209	8,765
Burlington Stores Inc.(a)	498	162,512
CarMax Inc.(a)	663	88,338
Carvana Co.(a)	235	67,036
Casey’s General Stores Inc.	231	51,326
Cheesecake Factory Inc. (The)	231	14,458
Chipotle Mexican Grill Inc.(a)	111	165,615
Costco Wholesale Corp.	2,845	1,058,596
Cracker Barrel Old Country Store Inc.	154	25,790
Darden Restaurants Inc.	737	108,133
Dave & Buster’s Entertainment Inc.(a)	232	10,593
Dick’s Sporting Goods Inc.	474	39,143
Dollar General Corp.	1,716	368,511
Dollar Tree Inc.(a)	1,673	192,228
Domino’s Pizza Inc.	229	96,716
FirstCash Inc.	209	15,054
Five Below Inc.(a)	429	86,345
Floor & Decor Holdings Inc., Class A(a)	602	66,774
Foot Locker Inc.	704	41,522
Freshpet Inc.(a)	109	20,145
Gap Inc. (The)	2,299	76,097
Genuine Parts Co.	341	42,615
Home Depot Inc. (The)	5,763	1,865,310
Jack in the Box Inc.	123	14,840
Kohl’s Corp.	1,255	73,618
L Brands Inc.(a)	1,726	113,743
La-Z-Boy Inc.	198	8,803
Lithia Motors Inc., Class A	77	29,597
Lowe’s Companies Inc.	3,575	701,594
Lululemon Athletica Inc.(a)	857	287,326
Macy’s Inc.	1,817	30,126
McDonald’s Corp.	2,855	674,008
MSC Industrial Direct Co. Inc., Class A	110	9,918
Murphy USA Inc.	132	18,401
National Vision Holdings Inc.(a)	275	13,863
Nordstrom Inc.	859	31,508
Ollie’s Bargain Outlet Holdings Inc.(a)	449	41,429
O’Reilly Automotive Inc.(a)	439	242,714
Papa John’s International Inc.	130	12,574
PriceSmart Inc.	154	12,942
Qurate Retail Inc. Series A	582	6,926
RH(a)	123	84,627
Ross Stores Inc.	2,589	339,004
Sally Beauty Holdings Inc.(a)	891	17,882
Shake Shack Inc., Class A(a)(b)	132	14,355
Signet Jewelers Ltd.(a)	395	23,601
Starbucks Corp.	4,051	463,799

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail (continued)
Target Corp.	3,617	$749,659
Texas Roadhouse Inc.	396	42,380
TJX Companies Inc. (The)	8,043	571,053
Tractor Supply Co.	758	142,959
Ulta Beauty Inc.(a)(b)	421	138,656
Walgreens Boots Alliance Inc.	2,692	142,945
Walmart Inc.	9,368	1,310,677
Wendy’s Co. (The)	935	21,103
Williams-Sonoma Inc.	502	85,717
Wingstop Inc.	132	20,910
Yum China Holdings Inc.	1,885	118,604
Yum! Brands Inc.	1,627	194,459

		12,108,793

Software — 0.1%
Intuit Inc.	55	22,669
Take-Two Interactive Software Inc.(a)	53	9,295

		31,964

Textiles — 0.0%
UniFirst Corp./MA	44	9,864

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	264	26,255
Mattel Inc.(a)	834	17,897

		44,152

Transportation — 0.6%
FedEx Corp.	462	134,123

Total Common Stocks — 98.9% (Cost: $18,372,286)		24,025,457

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	209,557	$209,662
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	245,000	245,000

		454,662

Total Short-Term Investments — 1.9% (Cost: $454,662)		454,662

Total Investments in Securities — 100.8% (Cost: $18,826,948)		24,480,119

Other Assets, Less Liabilities — (0.8)%		(199,067)

Net Assets — 100.0%		$24,281,052

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,972	$204,743	(a)	$—	$(43)	$(10)	$209,662	209,557	$251	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	45,000	200,000	(a)	—	—	—	245,000	245,000	79		—

					$(43)	$(10)	$454,662		$330		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Discretionary Spending ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$24,025,457	$—	$—	$24,025,457
Money Market Funds	454,662	—	—	454,662

	$24,480,119	$—	$—	$24,480,119

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

4